Income Taxes - Schedule of Income Tax Provision Benifit (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Federal
State
Total
Federal
State
Total